Long Term Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Long Term Borrowings
13.	LONG-TERM BORROWINGS

	December 31 2018	March 31 2019
Unsecured borrowings

Loans from government(a)	$7,266,315	$7,308,022
Other long-term borrowings(b)	4,060,357	4,060,357
Interest payables	2,648,122	2,771,440

	$13,974,794	$14,139,819

a.	Loans from government

On April 27, 2011, the Singapore Economic Development Board (EDB) awarded the Company a repayable grant (the “Grant”) not exceeding SGD 10 million (approximately $7,482,459) to support the Company’s drug development activities over a five-year qualifying period commencing on February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.

In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant.

As of December 31, 2018 and March 31, 2019, the amounts of the funds disbursed to the Company plus accrued interest were $9,914,437 and $10,079,462, respectively.

b.	Other long-term borrowings

On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan is repayable within 10 years from the date of the facility agreement. Interest on the loan is computed at 6% plus LIBOR and is payable on a quarterly basis.

Mandatory prepayment of the loan is required upon a successful product launch occurring before maturity of the loan.

As of December 31, 2018 and March 31, 2019, the amount of funds disbursed to the Company plus accrued interest, was $4,110,787 and $4,196,422, respectively.

12.	LONG-TERM BORROWINGS

	December 31
	2017	2018
Unsecured borrowings
Loans from government	$7,411,912	$7,266,315
Other long-term borrowings	—	4,060,357
Interest payables	2,267,539	2,648,122

	$9,679,451	$13,974,794

a.	Loans from government

On April 27, 2011, the Singapore Economic Development Board (the “EDB”) awarded the Company a repayable grant (the “Grant”) not exceeding SGD 10 million (approximately $7,482,459) to support the Company’s drug development activities over a five-year qualifying period commencing February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.

In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant.

As of December 31, 2017 and 2018, the amounts of the funds disbursed to the Company plus accrued interest were $9,679,451 and $9,914,437, respectively.

b.	Other long-term borrowings

On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan is repayable within 10 years from the date of the facility agreement. Interest on the loan is computed at 6% plus LIBOR and is payable on a quarterly basis.

Mandatory prepayment of the loan is required upon a successful product launch occurring before maturity of the loan.

As of December 31, 2017 and 2018, the amount of funds disbursed to the Company plus accrued interest, was nil and $4,110,787, respectively.